Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,009)	$ (1,346)	$ (5,339)	$ (9,926)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3	4	15	20
Amortization of right-of-use asset – operating	16	25	96	94
Share-based compensation	114	204	686	556
Loss from disposal of property and equipment				5
Change in operating assets and liabilities:
Other current assets	(606)	(598)	93	808
Other assets			6
Accounts payable	167	32	28	(783)
Accrued compensation and employee benefits	(16)	62	(73)	(752)
Accrued expenses and other liabilities	803	22	(526)	(934)
Net cash used in operating activities	(1,528)	(1,595)	(5,014)	(10,912)
Cash flows from investing activities:
Purchase of property and equipment				(2)
Net cash used in investing activities				(2)
Cash flows from financing activities:
Net cash provided by financing activities
Net decrease in cash and cash equivalents	(1,528)	(1,595)	(5,014)	(10,914)
Cash and cash equivalents, beginning of year	37,431	42,445	42,445	53,359
Cash and cash equivalents, end of year	35,903	40,850	37,431	42,445
Supplemental cash flow information:
Interest paid
Income tax refund received
Supplemental disclosure of noncash investing and financing transactions:
Leased assets and operating lease liabilities – amended lease term	$ 214